Subsequent Events (Details)						6 Months Ended	12 Months Ended
	Sep. 04, 2024 USD ($) $ / shares	Jul. 29, 2024 USD ($) $ / shares shares	Feb. 05, 2024 $ / shares shares	Feb. 05, 2024 $ / shares shares	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Event [Line Items]
Loans receivable (in Yuan Renminbi) | ¥								¥ 30,000,000
Repayments of Debt (in Yuan Renminbi) | ¥					¥ 1,500,000			¥ 15,000,000
Loan due date							Jan. 21, 2025	Jan. 21, 2025
Ordinary shares par value							$ 0.0001			$ 0.0001
Value of ordinary shares (in Dollars) | $						$ 14,093,535	$ 14,093,535
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued (in Shares) | shares			14,392,364	14,392,364
Ordinary shares par value			$ 0.0001	$ 0.0001
Warrant exercisable term		2 years
Warrant exercisable		$ 0.55
Amount collected from purchasers (in Dollars) | $		$ 8,200,000
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares par value									0.0001
Vote per share			one
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued (in Shares) | shares			6,200,364	6,200,364
Ordinary shares par value			$ 0.0001	$ 0.0001
Vote per share				one
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares par value									0.0001
Vote per share			15
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued (in Shares) | shares			8,192,000	8,192,000
Ordinary shares par value			$ 0.0001	$ 0.0001
Vote per share				15
Forecast [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares par value	$ 0.0001
Private Placement [Member]
Subsequent Event [Line Items]
Warrant exercisable		$ 0.55
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares (in Shares) | shares		14,907,000
Warrants to purchase (in Shares) | shares		14,907,000
Private Placement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares par value									$ 0.0001
Private Placement [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares par value		$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share issued price		$ 0.55
Common Class A [Member] | Forecast [Member] | Minimum [Member]
Subsequent Event [Line Items]
Value of ordinary shares (in Dollars) | $	$ 8,000,000
Common Class A [Member] | Forecast [Member] | Maximum [Member]
Subsequent Event [Line Items]
Value of ordinary shares (in Dollars) | $	$ 20,000,000